Other equity instruments - Schedule of Other Equity Instruments (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($)
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Notional amount	£ 8,862,200	£ 7,148,892
Beginning balance	5,297	5,906	£ 5,906
Issued during the year:
Issued during the year:	131	105	37
Repurchases and redemptions during the year:	(135)	(1,359)	0
Profit for the year attributable to other equity holders	527	438	429
Distributions on other equity instruments	(527)	(438)	(429)
Ending balance	6,940	5,297	5,906
Other equity instruments
Issued during the year:
Issued during the year:	£ 1,778	750	0
Other equity instruments | $1,250 million 8% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2029
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Notional amount | $				$ 1,250
Borrowings, interest rate (in percent)	8.00%			8.00%
Issued during the year:
Issued during the year:	£ 1,028	0	0
Other equity instruments | £750 million 8.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2028
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Notional amount	£ 750
Borrowings, interest rate (in percent)	8.50%			8.50%
Issued during the year:
Issued during the year:	£ 750	0	0
Other equity instruments | £750 million 8.5% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2027
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Notional amount	£ 750
Borrowings, interest rate (in percent)	8.50%			8.50%
Issued during the year:
Issued during the year:	£ 0	750	0
Other equity instruments | £1,494 million 7.625% Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Contingent Convertible Securities Callable 2023
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Notional amount	£ 1,494
Borrowings, interest rate (in percent)	7.625%			7.625%
Issued during the year:
Repurchases and redemptions during the year:	£ (135)	£ (1,359)	£ 0